Revenue	12 Months Ended
Dec. 31, 2023
Revenue [Abstract]
Revenue

5. Revenue

	For the years ended,
	December 31,	December 31,	December 31,
	2023	2022	2021
	$	$	$
Kellplant Proprietary Ltd	129,680	1,510,830	1,466,825
Kelltechnology SA Proprietary Ltd	684,407	1,344,039	625,750
Consulting and management fee with affiliated companies	814,087	2,854,869	2,092,575
Non-affiliated company revenue	663,739	72,591	-
	1,477,826	2,927,460	2,092,575

Revenue is attributable to hydromet consulting related to mineral beneficiation operations of affiliated companies and technical and laboratory services provided by Simulus to an array of customers. The affiliated entities are joint venture entities of Lifezone. Lifezone Limited has a 50% interest in Kelltech Limited, a joint venture with Sedibelo Resources Limited. Lifezone Limited has an indirect 33.33% interest in KTSA, a subsidiary of Kelltech Limited, and Kellplant Proprietary Ltd (“Kellplant”), a wholly owned subsidiary of KTSA as disclosed in detail in Note 28.

Non-affiliated company revenue of $663k during the year ended December 31, 2023, relates to third party customers following the Simulus acquisition as disclosed in Note 1 and 27.